Provision for Risks (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Aug. 15, 2026
Provision for Risks [Line items]
Tax authority percentage	5.00%
Interest incurred	R$ 758	R$ 4,809
Payments for debt issue costs		2,900
Principal of exchange amount		R$ 5,700
Remitted percentage	2.00%
Contingent Liabilities [Member]
Provision for Risks [Line items]
Interest incurred	R$ 7,300
Subsequent Events [Member]
Provision for Risks [Line items]
Interest rate percentage			18.00%
Payable in cash			R$ 12,100